Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.Solactive AG, the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index, effective at the open on March 10, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.Solactive AG, the Index Provider for the fund’s Underlying Index, has removed Russian securities from the Underlying Index, effective at the open on March 10, 2022. As of that date, Russian securities are no longer eligible for inclusion in the Underlying Index. It is unclear when or if Russian securities will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference